Common Stock Equivalents	12 Months Ended
Dec. 31, 2013
Common Stock Equivalents [Abstract]
COMMON STOCK EQUIVALENTS
10.          COMMON STOCK EQUIVALENTS

Subscription warrants

In connection with a private offering initiated on January 28, 2013, the Company issued 4,990,000 shares of its common stock and issued warrants to purchase 4,990,000 shares of its common stock at an exercise price of $2.25 per share to 14 accredited investors during the period of January 28, 2013 through June 11, 2013 for $2,108,000, net of issuance costs of $297,000. The warrants expire three years from the date of issuance and vest immediately. The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at  $1,772,320 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility  ranging from 140% - 467% based on historical volatility; (2) an interest rate ranging from 0.35% - 0.42%; (3) expected life of 3 years and (4) zero dividend yield. The fair value of the warrants was determined based on the respective closing price on the dates of the grants.

In connection with a private offering during the period of July 1, 2013 through September 30, 2013 the Company issued 2,550,000 shares of its common stock valued at $821,378 and warrants to purchase 2,550,000 shares of the Company’s common stock at $2.25 per share which vest immediately and expire three years from date of issuance. The Company had received a total of $1,210,000, net of issuance costs. The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at  $388,622 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility  ranging from 138% - 142% based on historical volatility; (2) an interest rate ranging from 0.48% - 0.82%; (3) expected life of 3 years and (4) zero dividend yield. The fair value of the warrants was determined based on the respective closing price on the dates of the grant.

The fair value of warrant and warrant unit issuances listed below were computed using the Multinomial Lattice Model, since they contain full ratchet reset features.  The model incorporates transaction details such as stock price, contractual terms, maturity and risk free rates, as well as assumptions about future financing, volatility and holder behavior. Mark to market adjustments were based on expected volatility of 90.11%, terms ranging from 4.78 – 4.94 years, rate free risk of interest of .78% and zero dividend yield.

In connection with the sale of 7,142,857 shares of common stock on October 11, 2013,  the Company issued 7,142,857 warrants exercisable at $1.00 per share, for a period of five years.   If at any time after the earlier of (i) the 1 year anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, or any successor provision then in effect, there is no effective Registration Statement registering, or no current prospectus available for, the resale of the Warrant Shares by the Holder, then the Warrants may also be exercised, in whole or in part, at such time by means of a cashless exercise, as defined.  The exercise price is subject to a full ratchet reset feature in the event of a dilutive issuance as defined. The fair value of these warrants granted, was estimated on the date of grant, using a volatility factor of 91.84%, a term of five years, a risk fee interest rate of 0.66% and a zero dividend yield; and recorded a derivative liability in the amount of $3,326,069. The derivative was re-measured at December 31, 2013 yielding a loss of $53,186.  Such change in fair value is recorded in Other income/(expense) in the Statement of Operations.

In connection with the sale of 642,857 shares  of common stock on October 17, 2013, the Company issued 642,857 warrants exercisable at $1.00 per share,  for a period of five years.   If at any time after the earlier of (i) the 1 year anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, or any successor provision then in effect, there is no effective Registration Statement registering, or no current prospectus available for, the resale of the Warrant Shares by the Holder, then the Warrants may also be exercised, in whole or in part, at such time by means of a cashless exercise, as defined.   The exercise price is subject to a full ratchet reset feature in the event of a dilutive issuance as defined. The fair value of these warrants granted, was estimated on the date of grant, using a volatility factor of 91.57%, a term of five years, a risk fee interest rate of 0.61% and a zero dividend yield; and recorded a derivative liability in the amount of $292,120. The derivative was re-measured at December 31, 2013 yielding a loss of $11,444.  Such change in fair value is recorded in Other income/(expense) in the Statement of Operations.

In connection with the sale of 10 million shares of common stock on December 11, 2013, the Company issued 10 million warrants at $1.05 per share, exercisable for a period of five years.   If at any time after the earlier of (i) the 1 year anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, or any successor provision then in effect, there is no effective Registration Statement registering, or no current prospectus available for, the resale of the Warrant Shares by the Holder, then the Warrants may also be exercised, in whole or in part, at such time by means of a cashless exercise, as defined  If at any time following the Effective Date, (A) the Closing Bid Price of the Common Stock is equal to or greater than $2.625 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and the like after the Initial Exercise Date) for a period of 10 consecutive Trading Days, and (B) no Equity Conditions Failure shall exist, the Company shall have the right to require the Holder to exercise all or any portion of the Warrant.  The exercise price is subject to a full ratchet reset feature in the event of a dilutive issuance as defined. The fair value of these warrants granted, was estimated on the date of grant, using a volatility factor of 90.15%, a term of five years, a risk fee interest rate of 0.64% and a zero dividend yield; and recorded a derivative liability in the amount of $6,138,797. The derivative was re-measured at December 31, 2013 yielding a gain of $1,303,286.  Such change in fair value is recorded in Other income/(expense) in the Statement of Operations.

In connection with the sale of 10 million shares of common stock on December 9, 2013, the Company issued 988,000 warrant units which entitle the placement agent holders to purchase a common share at a $1.00 per share and a warrant to purchase a share of common stock at $1.05 per share, exercisable on a cashless basis for a period of five years. The holder must exercise the warrant simultaneously in the event of purchase of the share.  The exercise price is subject to a full ratchet reset feature in the event of a dilutive issuance as defined. The fair value of the stock purchase component granted were estimated on the date of grant, using a volatility factor of 90.15%, a term of five years and a risk fee interest rate of 0.64% and recorded a derivative liability in the amount of $609,803. The fair value of the warrant component granted was estimated on the date of grant, using a volatility factor of 90.15%, a term of five years, a risk fee interest rate of 0.64% and a zero dividend yield; and recorded a derivative liability in the amount of $606,513. The derivatives were re-measured at December 31, 2013 yielding gains of $148,675 and $128,765, respectively.  Such change in fair value is recorded in Other income/(expense) in the Statement of Operations.

In connection with the sale of 10 million shares of common stock on December 11, 2013, the Company issued 112,000 warrants to purchase a common share at a $1.05 per share exercisable for a period of five years to a placement agent.  The exercise price is subject to a full ratchet reset feature in the event of a dilutive issuance as defined. The fair value of the warrant granted, was estimated on the date of grant, using a volatility factor of 90.15%, a term of five years, a risk fee interest rate of 0.64% and a zero dividend yield; and recorded a derivative liability in the amount of $68,755. The derivative was re-measured at December 31, 2013 yielding a gain of $14,597. Such change in fair value is recorded in Other income/(expense) in the Statement of Operations.

Compensation warrants and options

On November 30, 2012, the Company’s Board of Directors and a majority of the Company’s shareholders approved the Company’s 2012 Omnibus Incentive Plan (the “2012 Plan”). On January 11, 2013, the Board of Directors of the Company approved the Company’s 2013 Omnibus Incentive Plan (the “2013 Plan”, collectively “the Plans”). The 2013 Plan was approved by a majority of the Company’s shareholders on February 13, 2013. The Plans enable the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company.  Stock options granted under the Plan may be Non-Qualified Stock Options or Incentive Stock Options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be Non-Qualified Stock Options. The Plans are to be administered by the Board, which shall have discretion over the awards and grants thereunder. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant. The aggregate maximum number of shares of Common Stock for which stock options or awards may be granted pursuant to the Plans is 5,000,000 each, adjusted as provided in Section 11 of the Plan. The Plans expire on December 1, 2014 and December 1, 2015, respectively. In conjunction with the 2012 Plan, the Company recognized compensation expense for the years ended December 31, 2013 and December 31, 2012 of $1,602,067 and $24,071 recorded as compensation using the Black-Scholes valuation model and the following assumptions: (1) a weighted average expected volatility of 256% based on historical volatility; (2) a weighted average interest rate of 0.452% (3) a weighted average expected life of 3 years and (4) zero dividend yield. The stock price was determined based on the closing price on the respective dates of the grant. As of December 31, 2013, there was $3,314,140 of unrecognized expense that will be recognized over 2.36 years. As of December 31, 2013, 4,050,000 options were outstanding and 1,350,000 were exercisable.

In conjunction with the 2013 Plan, the Company issued 1,223,621 restricted fully vested shares valued at $1,592,184 based on the closing market price on the date of grant of which $160,500 was recorded a compensation and $1,431,684 was recorded as general and administrative expense for the year ended December 31, 2013.  Additionally, options to purchase 935,665 shares of Company’s common stock valued at $978,130 were issued using the Black-Scholes valuation model and the following assumptions: (1) a weighted average expected volatility of 195.77% based on historical volatility; (2) a weighted average interest rate of 0.74% (3) a weighted average expected life of 3.05 years and (4) zero dividend yield. The stock price was determined based on the closing price on the respective dates of the grant.  As of December 31, 2013, 935,665 options were outstanding of which 893,665 options to purchase the Company’s stock were exercisable. As of December 31, 2013 there was $9,209 of unrecognized expense to be recognized over the next year.

On January 11, 2013, the Company issued 12,000 options from the 2013 Omnibus Plan at an exercise price of $1.50 per share to purchase the Company’s common stock to the Company’s newly appointed Board member as part of his compensation package. The options vest ratably over two years from the date of issuance and expire on January 11, 2018. The fair value of the options issued on the date of the grant was estimated at $17,881, which will be recognized over the service period, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 760% based on historical volatility; (2) an interest rate of 0.43%; (3) expected life of 3.5 years and (4) zero dividend yield.  The stock price was determined based on the closing market price on the date of the grant. For the year ended December 31, 2013 $8,671  was recorded as compensation expense.

On February 19, 2013 the Company entered into an agreement with an individual to serve as member of the Company’s Board of Directors for a period of three years.  On April 3, 2013, the Company’s Board of Directors approved the individual’s appointment and the options were issued.  The Company issued 12,000 options from the 2013 Omnibus Plan at an exercise price of $1.43 per share to purchase the Company’s common stock to the Company’s newly appointed Board member as part of his compensation package. The options vest ratably over two years from the date of issuance and expire on February 19, 2018. The fair value of the options issued on the date of the grant was estimated at $16,818, which will be recognized over the service period, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 265.3% based on historical volatility; (2) an interest rate of 0.50%; (3) expected life of 3.5 years and (4) zero dividend yield.  The stock price was determined based on the closing market price on the date of the grant.  The Board member resigned from the Board of Directors as of October 10, 2013.  As of October 2013, $4,147 was recorded as compensation expense.

During the period of March 22, 2013 through June 12, 2013, the Company issued to a shareholder warrants to purchase 848,000 shares of the Company’s common stock in connection with the procurement of investor capital. The warrants vest immediately and expire five years from date of issuance; 424,000 warrants have an exercise price of $0.50 and the remaining 424,000 warrants have an exercise price of $2.25. The fair value of the warrants issued on the date of the grant was estimated at $1,008,457, which was recorded as a reduction of the proceeds and an increase and decrease of additional paid in capital, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 142% - 146% based on historical volatility; (2) an interest rate ranging from 0.80% - 1.15%; (3) expected life of 5 years and (4) zero dividend yield. The stock price was based on the closing price of the stock on the date of the grant. The costs were deemed to be issuance costs associated with the sale of shares of stock and have been netted against gross proceeds from such sales. During the period of July 18, 2013 through September 18, 2013, the Company issued to the shareholder warrants to purchase 360,000 shares of the Company’s common stock in connection with the procurement of investor capital. The warrants vest immediately and expire five years from date of issuance; 180,000 warrants have an exercise price of $0.50 and the remaining 180,000 warrants have an exercise price of $2.25. The fair value of the warrants issued on the date of the grant was estimated at $443,305, which was recorded as a reduction of the proceeds and an increase and decrease of additional paid in capital, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 139% - 145% based on historical volatility; (2) an interest rate ranging from 1.35% - 1.71%; (3) expected life of 5 years and (4) zero dividend yield. The stock price was based on the closing price of the stock on the date of the grant. The costs were deemed to be issuance costs associated with the sale of shares of stock and have been netted against gross proceeds from such sales.

On April 1, 2013, the Company issued 150,000 options which vested immediately under the 2013 Omnibus Incentive Plan to a company for the procurement of investor capital. The options expire in five years from date of issuance and have an exercise price of $0.50. The fair value of the options issued on the date of the grant was estimated at $187,431 which was recorded as a reduction of proceeds, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 435% based on historical volatility; (2) an interest rate of 0.30%; (3) expected life of 2.5 years and (4) zero dividend yield. The stock price was determined based on the closing price on the date of the grant.

On April 29, 2013, the Company issued a warrant to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to purchase 2,200,000 shares of the Company’s common stock to replace a warrant grant to purchase 2,200,000 shares of the Company’s common stock which had recently expired and was issued for services rendered. The warrant vests immediately, expires three years from date of issuance and have an exercise price of $1.31. The fair value of the warrants issued on the date of the grant was estimated at $2,253,119 which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 144% based on historical volatility; (2) an interest rate of 0.32%; (3) expected life of 3 years and (4) zero dividend yield. The stock price was determined based on the closing price on the date of the grant. The expense was recorded as compensation.

On August 26, 2013 the Company issued a warrant to a company that is owned by the Chief Executive Officer of the Company and is a shareholder of the Company to purchase 3,433,335 shares of the Company’s common stock to replace a grant of a warrant to purchase 3,433,335 shares of the Company’s common stock which had recently expired and was issued for services rendered. The warrant vests immediately, expires three years from date of issuance and have an exercise price of $1.29. The fair value of the warrants issued on the date of the grant was estimated at $3,380,926, which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 138% based on historical volatility; (2) an interest rate of 0.79%; (3) expected life of 3 years and (4) zero dividend yield. The stock price was determined based on the closing price on the date of the grant. The expense was recorded as compensation.

On August 26, 2013, the Company issued 10,000 options to the President of the Company and 686,665 options to an employee of the Company under the Company’s 2013 Omnibus Incentive Plan to replace options which had recently expired and was issued for services rendered. The options vest immediately, expire three years from date of issuance and have an exercise price of $1.28. The aggregate fair value of the options issued on the date of the grant was estimated at $686,833 which was recognized when issued and was recorded as compensation expense on the accompanying Statement of Operations, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 138% based on historical volatility; (2) an interest rate of 0.79%; (3) expected life of 3 years and (4) zero dividend yield as the terms of each grant were identical. The stock price was determined based on the closing price on the date of the grant. The expense was recorded as compensation.

On October 11, 2013, in conjunction with sale of Company shares for $5,000,000, the Company issued 714,285 warrants to two individuals who served as placement agents in connection with the sale.  The warrants vest immediately, expire five years from date of issuance and have an exercise price of $0.87. The aggregate fair value of the warrants issued on the date of the grant was estimated at $738,154 which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 139% based on historical volatility; (2) an interest rate of 1.42%; (3) expected life of 5 years and (4) zero dividend yield as the terms of each grant were identical. The stock price was determined based on the closing price on the date of the grant.  The costs were deemed to be issuance costs associated with the sale of shares of stock and have been netted against gross proceeds from such sales.

In accordance with the agreements of the respective non-employee members of the Board of the Directors, the Company is required them $1,500 in cash and 5,000 options and or warrants for each Board meeting and each committee meeting of the Board of Directors. For the year ended December 31, 2013 the Company paid $24,000 in cash fees and issued 65,000 options.  The options vest in two years from date of issuance, expire five years from date of issuance and have an exercise price of $0.01 above the closing price of the stock on the meeting date; the date of the grant. The fair value of the options  issued on the dates of the grant was estimated at $69,167 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility ranging from 136% - 760% based on historical volatility; (2) an interest rate ranging from 0.43% - 1.56%; (3) expected life ranging from 3.5 - 5 years and (4) zero dividend yield. The stock price was determined based on the closing price on the dates of the grant.  The expense was recorded as compensation.  In conjunction with the resignation of a Board member, 30,000 of these options were forfeited.

The Company recognized compensation cost related to the vesting of these warrants and options for the years ended December 31, 2013 and 2012 was $8,022,996 and $570,201. The fair value of all warrant issuances was computed using the Black-Scholes Model, incorporating transaction details such as stock price, contractual terms, maturity and risk free rates, as well as assumptions about future financing, volatility and holder behavior.

The number of options exercisable as of December 31, 2013 was 2,154,665 with a weighted average contract life of 3.84 years and a weighted average exercise price of $1.42. None of the outstanding options as of December 31, 2012 were exercisable.  The aggregate intrinsic value of the options outstanding as of December 31, 2013 and 2012 based on a closing price of $1.25 and $1.60 was $118,800 and $525,000 respectively.

The following table accounts for the Company’s Plans option activity for the years ended December 31, 2012 and December 31, 2013:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2012	--	$--
Options granted	4,500,000	$1.49
Options exercised	--	$--
Options canceled/forfeited	--	$--
Options outstanding December 31, 2012	4,500,000	$1.49
Options granted	935,665	$1.16
Options exercised	0	0.00
Options canceled/forfeited	(492,000)	$1.46
Options outstanding at December 31, 2013	4,943,665	$1.43

Options outstanding as of December 31, 2013
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price
$0.50 - $1.61	4,943,665	4.09	$1.43

Options outstanding as of December 31, 2012
Range of Exercise Price	Number Outstanding	Weighted Average Contractual Life (in years)	Weighted Average Exercise Price
$1.46 - $1.61	4,500,000	4.99	$1.49

The following table accounts for the Company’s warrant activity for the years ended December 31, 2012 and December 31, 2013:

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at January 1, 2012	10,918,968	$3.68
Warrants granted	1,197,800	$1.61
Warrants exercised	--	$--
Warrants canceled/forfeited	(820,800)	$4.72
Warrants outstanding December 31, 2012	11,295,968	$3.50
Warrants granted	35,016,334	$1.37
Warrants exercised	--	0.00
Warrants canceled/forfeited	(8,417,165)	$4.03
Warrants outstanding at December 31, 2013	37,895,137	$1.42

The number of warrants exercisable as of December 31, 2013 was 37,873,337 and 11,019,168 were exercisable as of December 31, 2012.

Warrants outstanding as of December 31, 2013
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$0.50 - $30.00	37,895,137	3.69	$1.42

Warrants exercisable as of December 31, 2013
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$0.50 - $30.00	37,873,337	3.69	$1.42

Warrants exercisable as of December 31, 2012
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$1.00 - $51.50	11,295,968	2.14	$3.50

Warrants exercisable as of December 31, 2012
		Weighted Average
		Contractual Life	Weighted Average
Range of Exercise Price	Number Outstanding	(in years)	Exercise Price
$1.00 - $51.50	11,019,168	1.66	$3.56